Cash-Based Compensation Plans - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Based Compensation Plan Expense [Line Items]
Cash based compensation expense	$ 176.7	$ 168.4	$ 168.9